SUMMARY OF WARRANT ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025		Jun. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Balance	250	250		0.06
Weighted Average Price Per Share, Outstanding, Balance	$ 600.00
Number of Warrants, Issued	30,000			250
Weighted Average Price Per Share, Issued	$ 4.00			$ 600
Number of Warrants, Exercised
Weighted Average Price Per Share, Exercised
Number of Warrants, Cancelled			[1]
Weighted Average Price Per Share, Cancelled	[2]		[1]
Number of Warrants, Expired
Weighted Average Price Per Share, Expired
Number of Warrants, Outstanding, Balance	40,150	250		250
Weighted Average Price Per Share, Outstanding, Ending balance	$ 2,484.21	$ 600.00
Number of Warrants, Exercisable, Balance	10,150			250
Weighted Average Price Per Share, Exercisable, Balance	$ 9,768.47	$ 0.01
Weighted average remaining contractual term	1 year 9 months 21 days	1 year 3 days
Aggregate intrinsic value		$ 1,035
Weighted Average Price Per Share, Outstanding, Balance	$ 0.01	$ 1.24		$ 326,400,000
Weighted Average Price Per Share, Outstanding, Ending balance		$ 0.01		$ 1.24
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Issued	9,900
Weighted Average Price Per Share, Issued	$ 10,000

[1]	On March 3, 2025, the Company cancelled all the existing warrants (0.0002 Series A warrants, 0.0003 Series B warrants, and 0.0008 Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).
[2]	Only convertible ratably upon exercise of Series B Warrants